Future Minimum Lease Payments and Present Value of the Net Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2014	$ 939
2015	783
2016
2017
2018
2019 and beyond
Total	$ 1,722